Stockholders' (Members') Equity (Details Textual) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jun. 27, 2011 Legal Services [Member]	Mar. 31, 2012 Legal Services [Member]	Dec. 31, 2011 Legal Services [Member]	Jun. 27, 2011 Consulting Services [Member]	Dec. 31, 2012 Consulting Services [Member]	Dec. 31, 2011 Consulting Services [Member]	Feb. 28, 2013 Director [Member]	Feb. 29, 2012 Director [Member]	Feb. 28, 2013 Director [Member] Stock Option Issuance Transaction One [Member]	Sep. 30, 2013 Director [Member] Stock Option Issuance Transaction One [Member]	Sep. 30, 2013 Director [Member] Stock Option Issuance Transaction One [Member]	Apr. 30, 2013 Director [Member] Stock Option Issuance Transaction Two [Member]	Sep. 30, 2013 Director [Member] Stock Option Issuance Transaction Two [Member]	Sep. 30, 2013 Director [Member] Stock Option Issuance Transaction Two [Member]	Apr. 30, 2013 Employee [Member]	Feb. 29, 2012 Employee [Member]	Sep. 30, 2013 Employee [Member]	Sep. 30, 2013 Employee [Member]	Dec. 31, 2012 Employee [Member]	Feb. 29, 2012 Employee [Member] Maximum [Member]	Feb. 29, 2012 Employee [Member] Minimum [Member]	Jan. 31, 2013 Two Employees [Member]	Sep. 30, 2013 Two Employees [Member]	Sep. 30, 2013 Two Employees [Member]	Jan. 31, 2013 Three Employees [Member]	Jan. 31, 2012 Three Employees [Member]	Sep. 30, 2013 Three Employees [Member]	Sep. 30, 2013 Three Employees [Member]	Apr. 30, 2013 Two nonemployees [Member]	Sep. 30, 2013 Two nonemployees [Member]	Sep. 30, 2013 Two nonemployees [Member]	Aug. 31, 2013 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]	Jan. 31, 2012 Social Reality, Llc [Member]	Aug. 31, 2013 Common Class A [Member]	Feb. 28, 2013 Common Class A [Member]	Jan. 31, 2013 Common Class A [Member]	Feb. 29, 2012 Common Class A [Member]	Jan. 31, 2012 Common Class A [Member]	Sep. 30, 2013 Common Class A [Member]	Sep. 30, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Jul. 31, 2013 Common Class A [Member] Revolving Credit Facility [Member]	Feb. 28, 2013 Common Class A [Member] Revolving Credit Facility [Member]	Aug. 31, 2013 Common Class A [Member] Stock Option Issuance Transaction One [Member]	Sep. 30, 2013 Common Class A [Member] Stock Option Issuance Transaction One [Member]	Sep. 30, 2013 Common Class A [Member] Stock Option Issuance Transaction One [Member]	Aug. 31, 2013 Common Class A [Member] Stock Option Issuance Transaction Two [Member]	Aug. 31, 2013 Common Class A [Member] Director [Member]	Sep. 30, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Jan. 31, 2012 Common Class B [Member]	Aug. 31, 2013 Preferred Stock [Member]	Sep. 30, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Aug. 31, 2013 Warrants [Member]	Sep. 30, 2013 Warrants [Member]	Sep. 30, 2013 Warrants [Member]	Aug. 22, 2013 Warrants [Member]	Jan. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2013 Series 1 Preferred Stock [Member]	Aug. 16, 2013 Series 1 Preferred Stock [Member]	Dec. 31, 2012 Series 1 Preferred Stock [Member]
Preferred Stock, Shares Authorized	50,000,000	50,000,000		50,000,000																																																						49,800,000	49,800,000							200,000		200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001																																																						$ 0.001	$ 0.001							$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued				0																																																						0	0							86,000		0
Preferred stock, shares outstanding				0																																																						0	0							86,000		0
Common Stock, Shares Authorized	259,000,000	259,000,000																																										250,000,000	250,000,000	250,000,000								9,000,000	9,000,000										259,000,000
Common Stock, Par or Stated Value Per Share																																												$ 0.001	$ 0.001	$ 0.001								$ 0.001	$ 0.001
Common Stock, Voting Rights																																														One vote per share									Ten votes per share
Common Stock, Shares, Issued																																											3,328,767	5,465,804	5,465,804	3,912,129								9,000,000	9,000,000	9,000,000
Sale of common stock/member interest			$ 472,959	$ 472,959																																						$ 100,000	$ 372,959
Business Acquisition, Percentage Of Voting Interests Acquired																																						100.00%
Sale of common stock for cash (in shares)																																										123,290	460,072																						583,362
Share Price																																										$ 0.8111	$ 0.8111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											12,000	15,000	12,000			50,000			25,000				205,000			50,000			106,500	106,500			100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year		1 year			3 years			1 year				3 years			1 year			3 years	3 years			3 years						2 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												5 years	5 years			5 years														5 years			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 0.23			$ 0.29														$ 0.28
Allocated Share-based Compensation Expense														690	1,840		1,194	2,388			6,250	12,500	39,815				12,500	37,500			2,485	7,455		3,276	5,621									65,313	65,313					17,417	17,417			34,042				34,042			4,627	4,627
Number of shares that vested in period																																				45,833
Amortization of fair value of stock options	14,938	41,051
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		20,000																					25,000
Weighted-average exercise price per share, granted												$ 0.8111	$ 1.00			$ 1.00								$ 1.01	$ 0.8111					$ 1.00			$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												0.14%	0.375%			0.25%														0.375%			1.375%																											1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%	0.00%			0.00%														0.00%			0.00%																											0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												42.00%	40.00%			42.00%														40.00%			51.00%																											52.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												1 year	2 years			3 years														3 years			4 years 9 months
Share-based Goods and Nonemployee Services Transaction, Securities Issued					3.34% non-voting, non-participating member interest as payment for legal services			6.66% non-voting, non-participating member interest as payment for consulting services
Share-based Goods and Nonemployee Services Transaction, Expense						19,670	39,340		39,223	19,611
Share Based Compensation Arrangement By Share Based Payment Award Options Granted In Period Fair Value												2,031								171,248
Share-based compensation expense recognized from stock options granted during period	109	1,617
Share Based Goods and Non Employee Services Transaction Expense Fair Value					59,010			117,668
Share Based Goods and Non Employee Services Transaction Unamortized Cost									58,834
Estimated Future Compensation Cost				111,000
Share Based Compensation Arrangement By Share Based Payment Award Unvested Shares Outstanding Number				180,000
Number of shares forfeited, stock awards																																					3,334
Issued restricted stock, shares																																							550,000
Issuance of stock for services, shares																																									5,000								440,000			30,000												5,000
Issuance of common stock for services																																									5,000								418,000			28,500	285,000				817,000
Issuance of common stock for compensation, shares																																								51,665													300,000				86,000
Common stock issued during period for revolving credit facility agreement, shares																																															75,000	99,010
Number of blank check preferred stock converted to Series 1 Preferred Stock, shares																																																									200,000
Grant date fair value of warrants																																																												$ 124,916
Common stock warrants issued																																																															250,000
Exercise price of warrant																																																															0.75